Note 16 - Cash and Cash Equivalents - Credit Ratings (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Statement Line Items [Line Items]
Cash and cash equivalents	$ 1,939	$ 10,970	$ 28
A-1+ [Member]
Statement Line Items [Line Items]
Cash and cash equivalents	830	2,341
A-1 [Member]
Statement Line Items [Line Items]
Cash and cash equivalents	969	8,161
A-2 [Member]
Statement Line Items [Line Items]
Cash and cash equivalents	$ 140	$ 468